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
HARTFORD LEADERS VISION
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED NOVEMBER 15, 2000 TO THE PROSPECTUS DATED
JULY 3, 2000                                                  [LOGO]
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In the "Highlights" section, in the sub-section entitled "Is there an Annual
Maintenance Fee?", the following language is added after the first paragraph:

Hartford currently waives the Annual Maintenance Fee for all Contract Owners.

In the "Charges and Fees" section, in the sub-section entitled "3. Annual
Maintenance Fee" the following language is added after the first paragraph:

Hartford currently waives the Annual Maintenance Fee for all Contract Owners.

In the "Charges and Fees" section, the sub-section entitled "When is the Annual
Maintenance Fee Waived?" is deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2865
333-95785